Defined benefit pension plans	12 Months Ended
Jan. 28, 2012
Defined benefit pension plans

Note 12—Defined benefit pension plans

We sponsor defined benefit pension plans covering certain international employees in the U.K., Japan, Germany and Austria, with such benefits accounted for on an accrual basis using actuarial assumptions. For our pension plans, we use a measurement date matching the end of our fiscal years.

The following tables provide information regarding our pension plans:

Obligation and funded status at end of fiscal year:

(In millions)	January 28, 2012	January 29, 2011

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$111	$108
Service cost	5	6
Interest cost	4	5
Employee contributions	1	1
Benefits, expenses paid	(2)	(2)
Actuarial loss	9	1
Amendment(1)	—	(11)
Curtailment(2)	(1)	—
Partial settlement(2)	(10)	—
Foreign currency impact	1	3

Projected benefit obligation at end of year	$118	$111

(1)	On April 1, 2010, we amended the U.K. defined benefit pension plan. Pursuant to the amendment, we capped our rate of compensation increase. The change in compensation increase assumption resulted in a reduction of the plan’s liability by $11 million in fiscal 2010.

(2)	Through fiscal 2010, Toys-Japan maintained a tax qualified pension plan (“TQPP”) that covered all employees of Toys-Japan. Pursuant to amended Japanese laws, TQPP plans, such as the Toys-Japan pension plan had to be terminated or transferred to another defined benefit or defined contribution plan by March 31, 2012. In accordance with Japanese law, on February 1, 2011, Toys-Japan’s TQPP plan was terminated and replaced with a defined benefit and defined contribution plan in the ratio of 70% and 30%, respectively. This change resulted in a plan curtailment and settlement. The plan curtailment reduced the plan’s liability by approximately $1 million. No curtailment gains were recognized as the reduction in liability was offset by unrecognized net actuarial losses. The partial settlement amount represents the transfer of 30% of the TQPP plan projected benefit obligation (“PBO”) to a new defined contribution plan.

(In millions)	January 28, 2012	January 29, 2011

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$92	$75
Actual return on plan assets	4	7
Employer contributions	7	9
Employee contributions	1	1
Benefits, expenses paid	(2)	(2)
Partial settlement(1)	(10)	—
Foreign currency impact	1	2

Fair value of plan assets at end of year	$93	$92

(1)	The partial settlement amount represents the transfer of 30% of the TQPP plan assets to a new defined contribution plan.

(In millions)	January 28, 2012	January 29, 2011

Reconciliation of funded status to total amount recognized:
Funded status	$(25)	$(19)

Amounts recognized in Consolidated Balance Sheets:
Non-current liability	$(25)	$(19)

Amounts recognized in Accumulated other comprehensive income (loss):
Unrecognized net actuarial losses, net of tax	$8	$2

Included in the $8 million of unrecognized net actuarial losses, net of tax, in Accumulated other comprehensive income (loss) as of January 28, 2012, is an actuarial gain for defined benefit pension plans of approximately $1 million, which will begin to be amortized into net periodic benefit cost in fiscal 2012.

Information for pension plans with accumulated benefit obligations in excess of plan assets:

(In millions)	January 28, 2012	January 29, 2011

Projected benefit obligation	$118	$111
Accumulated benefit obligation	96	98
Fair value of plan assets	93	92

Components of net periodic benefit cost during each fiscal year:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Service cost	$5	$6	$6
Interest cost	4	5	4
Expected return on plan assets	(4)	(4)	(3)
Amortization of:
Recognized actuarial loss	—	1	1

Net periodic benefit cost	$5	$8	$8

Contributions

For fiscal 2012, we expect to contribute approximately $8 million to our pension plans.

Estimated future payments

Pension benefit payments, including amounts to be paid from our assets, and reflecting expected future service, as appropriate, are expected to be paid as follows:

(In millions)	Pension benefits

2012	$2
2013	2
2014	2
2015	2
2016	2
2017 through 2021	10

Total	$20

Weighted-average assumptions used to determine net periodic benefit costs at fiscal year end:

	January 28, 2012	January 29, 2011	January 30, 2010

Discount rate	4.4%	4.4%	4.4%
Long-term rate of return on plan assets	5.1%	4.7%	4.7%
Rate of compensation increase	2.8%	2.8%	4.0%

Weighted-average assumptions used to determine benefit obligations at fiscal year end:

	Fiscal years ended
	January 28, 2012	January 29, 2011

Discount rate	4.0%	4.1%
Rate of compensation increase	2.8%	3.0%

Determination of discount rate

The discount rate used to determine benefit obligations for our pension plans has been developed based on the AA corporate bond yield curve, whose maturity is commensurate with the average remaining service period of existing employees.

Determination of expected return on assets

The expected return on assets is the rate of return expected to be achieved on pension fund assets in the long term, net of investment expenses. More than 90% of the plan assets relate to the U.K. and Japan pension plans. The U.K. and Japan pension plans expected return on assets assumption for fiscal 2012 has been determined by considering the return on the actual asset classes held as of the measurement date and our expectations of future rates of return on each asset class. For the U.K. and Japan pension plans, we determine the expected rate of return by utilizing the current return available on stocks, and government and corporate bonds and applying suitable risk premiums that consider historical market returns and current market expectations. The estimate of the expected rate of return is based on a long term view and considers the impact of economic conditions in the evaluation of historical market returns.

Plan assets

Investment policies and strategies

Our overall investment policy and strategic management of the plan assets are the responsibility of the trustees (acting based on advice as they deem appropriate) and are driven by investment objectives as set out below. The remaining elements of our investment policy are part of the day-to-day management of the assets, which is delegated to a professional investment manager. The trustees of our defined benefit pension plans are guided by an overall objective of achieving, over the long-term, a return on the investments, which is consistent with the long-term assumptions made by the actuaries in determining funding of the plans.

The investment returns that the trustees expect to achieve are those that are broadly in line with or above the returns of the respective market indices and performance targets against which the investment manager is benchmarked. Over the longer term, the trustees expect to achieve an investment return in excess of the consumer price index.

Weighted-average asset allocation by asset category

The primary investment goal for our plans’ assets is to maximize total asset returns while ensuring the plans’ assets are available to fund the plans’ liabilities as they become due. A change in the overall investment strategy could significantly impact the expected rate of return on plan assets.

The following represents our pension plan target asset allocations for fiscal 2012, as well as the actual asset allocations as of January 28, 2012 and January 29, 2011:

	2012 Target Allocation	January 28, 2012	January 29, 2011

Equity securities	52.4%	52.4%	46.0%
Debt securities	37.6%	37.5%	21.0%
Insurance contracts	8.3%	8.3%	7.0%
Cash and cash equivalents	1.7%	1.8%	26.0%

Total	100%	100%	100%

Risk management

In managing the Company’s plan assets, our investment managers evaluate and manage risk associated with funded status risk, interest rate risk, market risk, counterparty risk, liquidity risk and operational risk. Cash flow management and asset class diversification are central to our risk management strategy and are critical to the overall investment strategy of our pension plan assets.

Fair value of plan assets

The following tables present our plan assets by fair value hierarchy in accordance with ASC Topic 820, “Fair Value Measurements and Disclosures” as of January 28, 2012 and January 29, 2011. The fair value hierarchy is comprised of three levels based on the reliability of inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs, while Level 3 includes the fair values estimated using significant non-observable inputs. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement of the instrument.

There have been no changes in valuation technique or related inputs for the fiscal years ended January 28, 2012 and January 29, 2011.

(In millions)	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Total

Equity Securities:(1)
Domestic	$—	$10	$10
International	—	36	36
Fixed Income:(2)
Domestic	—	3	3
International	—	34	34
Insurance Contracts(3)	—	8	8
Cash and cash equivalents(4)	2	—	2

Balance at January 28, 2012	$2	$91	$93

(In millions)	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Total

Equity Securities:(1)
Domestic	$—	$1	$1
International	—	42	42

Fixed Income:(2)
Domestic	—	5	5
International	—	14	14
Insurance Contracts(3)	—	7	7
Cash and cash equivalents(4)	23	—	23

Balance at January 29, 2011	$23	$69	$92

(1)	Domestic and international equity securities categorized as Level 2 are valued using the Net Asset Value (“NAV”) per fund share, which is derived from quoted prices in active markets of the underlying securities.

(2)	Domestic and international fixed-income securities categorized as Level 2 are valued using the NAV per fund share, which is derived using a market approach with inputs that include broker quotes, benchmark yields, base spreads and reported trades.

(3)	Insurance contracts contain a minimum guaranteed return and are categorized as Level 2 as the fair value of the assets is equal to the total amount of all individual technical reserves plus the non allocated employer’s financing fund reserves at the valuation date. The individual technical and financing fund reserves are equal to the accumulated paid contributions taking into account the insurance ratification and any allocated profit sharing return.

(4)	Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at acquisition. Due to the nature and short maturity of these investments, their carrying amount approximates fair value. Therefore, we have determined that our cash and cash equivalents in their entirety are classified as Level 1 within the fair value hierarchy.